Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
12.	Provisions

Changes in provisions for the years ended December 31, 2017 and 2018 are as follows:

			(In millions of yen)

	Restoration obligations for operating lease properties	Promotional virtual credits reserve	Other	Total
Balance at January 1, 2017	1,234	509	341	2,084
Arising during the year	1,708	2,945	337	4,990
Utilized	(25)	(2,686)	(211)	(2,922)
Reversal	(16)	(162)	(55)	(233)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	85	—	2	87
Exchange differences	44	1	0	45
Other	0	—	—	0

Balance at December 31, 2017	3,030	607	414	4,051

Arising during the year	517	4,188	95	4,800
Utilized	(82)	(2,700)	(414)	(3,196)
Reversal	(3)	(17)	(29)	(49)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	10	—	—	10
Decrease due to loss of control of subsidiaries	(149)	—	—	(149)
Exchange differences	(37)	(2)	0	(39)
Other	17	459	(14)	462

Balance at December 31, 2018	3,303	2,535	52	5,890

Restoration obligation for operating lease properties

The Group records provisions for restoration obligations related to its operating lease properties as the Group is required to restore these properties upon termination of the operating leases to the state specified in the rental agreements.

Promotional virtual credits reserve

For promotional and marketing purposes, LINE Points and virtual credits are given to end users free of charge. The Group records a provision for the licensing expense payable to the third-party platform partners upon redemption of free promotional virtual credits for virtual items by end users in the future. The reversal is mainly related to the expiration of certain LINE Points and virtual credits that were given to end users free of charge.

Other

Other mainly consisted of a provision for the losses expected to be incurred in relation to the outsourcing contracts for “Clova” and the rental agreement as a result of the foreclosure of LINE FRIENDS STORE.